Power project development and construction costs	6 Months Ended
Jun. 30, 2012
Plant Construction Disclosure [Abstract]
Power project development and construction costs

7.	Power project development and construction costs

		Windstar	Mesa Wind	Yabucoa
		120MW	50MW	30MW	Total
		$	$	$	$

December 31, 2011		258,906,794	554,816	15,640,417	275,102,027
Additions (deductions)		10,096,243	(50,000)	4,569,153	14,615,396
Transfers to intangible assets		(659,152)	-	-	(659,152)
Transfers to inventory		(1,237,691)	-	-	(1,237,691)
Transfers to property and equipment		(267,106,194)	-	-	(267,106,194)
June 30, 2012		-	504,816	20,209,570	20,714,386

	Kingman	Windstar	Mesa Wind	Yabucoa
	10.5MW	120MW	50MW	30MW	Total
	$	$	$	$	$

December 31, 2010	1,021,076	10,339,885	470,310	434,258	12,265,529
Additions	29,973,266	248,566,909	84,506	15,206,159	293,830,840
Transfers to property and equipment	(30,994,342)	-	-	-	(30,994,342)
December 31, 2011	-	258,906,794	554,816	15,640,417	275,102,027

Effective March 12, 2012, the Windstar 120MW wind energy project became commercially operational. All power project and development and under construction costs were transferred to inventory, property and equipment (Note 8) and commenced amortization.